Stockholders Equity (Details)	12 Months Ended
	Dec. 31, 2022 Vote shares	Mar. 31, 2023 shares	Dec. 31, 2021 shares
Stockholders Equity
Number of shares authorized	52,000,000
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares issued	4,910,815	5,121,607	4,151,542
Common stock, shares outstanding	4,854,302	5,121,607	4,095,029
Series A Preferred Stock
Stockholders Equity
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common Class B
Stockholders Equity
Number of votes | Vote	1
Common stock, shares issued	0		0
Common stock, shares outstanding	0		0
Class A Common Stock
Stockholders Equity
Number of votes | Vote	1